UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 1,142.70	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class T	1.45%
Actual		$ 1,000.00	$ 1,140.40	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.96%
Actual		$ 1,000.00	$ 1,138.00	$ 10.39
Hypothetical A		$ 1,000.00	$ 1,015.08	$ 9.79
Class C	1.95%
Actual		$ 1,000.00	$ 1,138.00	$ 10.34
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,143.40	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	3.3	2.7
Cerner Corp.	3.2	0.7
Shanda Interactive Entertainment Ltd. sponsored ADR	3.1	1.7
eBay, Inc.	3.0	0.1
Hasbro, Inc.	2.5	3.2
The Walt Disney Co.	2.4	1.1
Reinsurance Group of America, Inc.	2.0	2.2
Ross Stores, Inc.	2.0	2.2
Old Republic International Corp.	1.9	0.2
AGCO Corp.	1.7	1.6
	25.1
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	15.0
Health Care	18.4	19.9
Consumer Discretionary	18.3	19.6
Financials	9.0	7.1
Consumer Staples	7.7	11.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 91.8%		Stocks 95.2%
	Bonds 0.0%		Bonds 0.5%
	Short-Term Investments and Net Other Assets 8.2%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	25.9%	** Foreign investments	19.2%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.6%
Amerigon, Inc. (a)	83,098	$ 506,898
Autoliv, Inc.	30	863
China Automotive Systems, Inc. (a)(d)	43,253	237,892
Fuel Systems Solutions, Inc. (a)(d)	424,462	8,569,888
Gentex Corp.	20,533	238,183
Minth Group Ltd.	38,000	31,430
New Focus Auto Tech Holdings Ltd.	939,910	122,493
		9,707,647
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	11,355,000	2,051,252
Diversified Consumer Services - 0.1%
Benesse Corp.	35,200	1,410,412
Educomp Solutions Ltd.	10,364	822,826
		2,233,238
Hotels, Restaurants & Leisure - 1.9%
Interval Leisure Group, Inc. (a)	34,203	318,772
Jollibee Food Corp.	200	203
Kappa Create Co. Ltd.	109,200	2,251,219
McDonald's Corp.	57,500	3,305,675
Minor International PCL (For. Reg.)	464,420	108,401
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,608,514
Papa John's International, Inc. (a)	23,686	587,176
Shangri-La Asia Ltd.	250,000	370,973
Sonic Corp. (a)	177,428	1,779,603
Starbucks Corp. (a)	158,000	2,194,620
Starwood Hotels & Resorts Worldwide, Inc.	305,973	6,792,601
TAJ GVK Hotels & Resorts Ltd.	58,333	93,760
WMS Industries, Inc. (a)(d)	368,472	11,610,553
		31,022,070
Household Durables - 1.3%
Goldcrest Co. Ltd.	108,730	2,872,454
Tupperware Brands Corp.	628,841	16,362,443
Whirlpool Corp.	46,200	1,966,272
		21,201,169
Internet & Catalog Retail - 3.3%
Netflix, Inc. (a)(d)	1,299,210	53,709,331
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	1,687,839	40,913,217
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 2.5%
Cinemax India Ltd.	63,270	$ 61,282
Entertainment Network (India) Ltd. (a)	23,177	86,154
Eros International PLC (a)	331,700	766,703
SinoMedia Holding Ltd.	1,309,000	305,719
The Walt Disney Co.	1,648,563	38,460,975
		39,680,833
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	263,422	10,929,379
Aeropostale, Inc. (a)	293,414	10,055,298
Hot Topic, Inc. (a)	741,692	5,421,769
Inditex SA	213	10,209
Ross Stores, Inc.	831,392	32,091,731
Sally Beauty Holdings, Inc. (a)(d)	2,573,796	16,369,343
SAZABY, Inc.	109,600	1,570,021
TJX Companies, Inc.	428,582	13,483,190
Tsutsumi Jewelry Co. Ltd.	6,000	111,548
		90,042,488
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (d)	46,412	1,435,059
Daphne International Holdings Ltd.	2,134,000	1,123,462
Shenzhou International Group Holdings Ltd.	5,520,000	2,485,813
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	55,224	1,235,913
		6,280,247
TOTAL CONSUMER DISCRETIONARY		296,841,492
CONSUMER STAPLES - 7.7%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	357,031	15,113,122
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	295,042	9,509,204
Daikokutenbussan Co. Ltd.	16,300	289,165
Heng Tai Consumables Group Ltd. (a)	24,482,600	1,121,475
Kroger Co.	126,600	2,791,530
Plant Co. Ltd.	9,800	45,676
REI Six Ten Retail Ltd. (a)	79	1,758
Sugi Holdings Co. Ltd.	234,700	4,836,036
Wal-Mart Stores, Inc.	562,100	27,228,124
		45,822,968
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.9%
Britannia Industries Ltd.	10,968	$ 366,446
Campbell Soup Co.	100,014	2,942,412
Chiquita Brands International, Inc. (a)	135,570	1,390,948
ConAgra Foods, Inc.	281,460	5,364,628
Hormel Foods Corp.	496,480	17,148,419
Kellogg Co.	120,200	5,597,714
PureCircle Ltd. (a)	1,217,094	4,895,629
REI Agro Ltd.	1,060	1,720
Toyo Suisan Kaisha Ltd.	717,000	14,788,799
Want Want China Holdings Ltd.	17,676,000	9,989,920
		62,486,635
Personal Products - 0.1%
Concern Kalina OJSC sponsored ADR	30,300	349,764
Godrej Consumer Products Ltd.	44,723	154,681
Hengan International Group Co. Ltd.	198,000	927,418
		1,431,863
TOTAL CONSUMER STAPLES		124,854,588
ENERGY - 6.3%
Energy Equipment & Services - 6.2%
BJ Services Co.	724,800	9,879,024
Dresser-Rand Group, Inc. (a)	650,800	16,985,880
ENSCO International, Inc.	408,963	14,260,540
Helix Energy Solutions Group, Inc. (a)	280,134	3,045,057
Helmerich & Payne, Inc.	120,950	3,733,727
Nabors Industries Ltd. (a)	1,340,467	20,884,476
Newpark Resources, Inc. (a)	2,060,534	5,872,522
Noble Corp.	37,500	1,134,375
Parker Drilling Co. (a)	1,414,832	6,140,371
Patterson-UTI Energy, Inc.	287,363	3,695,488
Weatherford International Ltd. (a)	752,740	14,723,594
		100,355,054
Oil, Gas & Consumable Fuels - 0.1%
Forest Oil Corp. (a)	129,300	1,929,156
Oil Search Ltd.	3,164	13,919
		1,943,075
TOTAL ENERGY		102,298,129
Common Stocks - continued
	Shares	Value
FINANCIALS - 9.0%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	163,191	$ 3,960,646
Franklin Resources, Inc.	200	14,402
JAFCO Co. Ltd.	27,400	924,378
Janus Capital Group, Inc.	764,951	8,720,441
Marusan Securities Co. Ltd.	764,300	4,974,475
W.P. Carey & Co. LLC	92,873	2,319,968
		20,914,310
Commercial Banks - 0.8%
Bank of Baroda	169,433	1,605,632
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	689,522
The Jammu & Kashmir Bank Ltd.	101	1,057
Union Bank of India	2,154,477	10,923,537
		13,219,748
Insurance - 6.0%
Admiral Group PLC	59,816	856,135
AFLAC, Inc.	7,400	230,066
Axis Capital Holdings Ltd.	300	7,854
Old Republic International Corp.	3,153,959	31,066,496
Presidential Life Corp.	214,241	1,621,804
Progressive Corp. (a)	533,556	8,062,031
Protective Life Corp.	637,783	7,296,238
Reinsurance Group of America, Inc.	923,832	32,250,975
The Chubb Corp.	399,641	15,937,683
		97,329,282
Real Estate Investment Trusts - 0.5%
CapitaMall Trust	9,133,700	8,828,487
Real Estate Management & Development - 0.4%
Ayala Land, Inc.	3,521,280	592,242
Cyrela Commercial Properties SA Empreendimentos e Participações	220	966
Iguatemi Empresa de Shopping Centers SA	408,400	3,899,354
New World China Land Ltd.	2,364,400	1,314,928
Songbird Estates PLC Class B (a)	140,800	74,124
SPG Land (Holdings) Ltd.	283,000	109,915
		5,991,529
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	1,915
TOTAL FINANCIALS		146,285,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - 18.4%
Biotechnology - 0.6%
3SBio, Inc. sponsored ADR (a)	152,999	$ 1,260,712
Celera Corp. (a)	100	763
Grifols SA	379,541	6,702,691
Sangamo Biosciences, Inc. (a)(d)	53,268	263,144
Vanda Pharmaceuticals, Inc. (a)	79,100	931,007
		9,158,317
Health Care Equipment & Supplies - 4.6%
Abcam PLC	111,300	1,256,102
Angiodynamics, Inc. (a)	100	1,327
Becton, Dickinson & Co.	46,692	3,329,607
Boston Scientific Corp. (a)	477,163	4,838,433
Covidien PLC	144,789	5,420,900
Edwards Lifesciences Corp. (a)	224,659	15,283,552
Electro-Optical Sciences, Inc. (a)(d)	160,921	1,253,575
Kinetic Concepts, Inc. (a)	881,083	24,009,512
Masimo Corp. (a)	113,473	2,735,834
Meridian Bioscience, Inc.	36,300	819,654
Mingyuan Medicare Development Co. Ltd.	39,240,000	4,354,430
Quidel Corp. (a)	116,573	1,697,303
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,316,000	3,379,192
Steris Corp.	265,787	6,931,725
ThermoGenesis Corp. (a)	95,720	60,304
Vascular Solutions, Inc. (a)(d)	21,668	169,444
		75,540,894
Health Care Providers & Services - 2.7%
Centene Corp. (a)	339,535	6,783,909
Henry Schein, Inc. (a)	43,600	2,090,620
IPC The Hospitalist Co., Inc. (a)	107,868	2,878,997
Laboratory Corp. of America Holdings (a)	186,319	12,630,565
Medial Saude SA (a)	196,000	854,632
Message Co. Ltd. (d)	404	670,992
Quest Diagnostics, Inc.	165,200	9,322,236
ResCare, Inc. (a)	483,183	6,909,517
U.S. Physical Therapy, Inc. (a)	77,901	1,149,040
		43,290,508
Health Care Technology - 6.2%
Allscripts-Misys Healthcare Solutions, Inc. (d)	1,506,213	23,888,538
athenahealth, Inc. (a)	251,217	9,297,541
Cerner Corp. (a)(d)	833,754	51,934,537
Eclipsys Corp. (a)	580,525	10,321,735
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HLTH Corp. (a)	324,545	$ 4,251,540
Quality Systems, Inc.	9,738	554,676
		100,248,567
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc. (a)	100	839
Bio-Rad Laboratories, Inc. Class A (a)	23,112	1,744,494
Harvard Bioscience, Inc. (a)	468,762	1,851,610
QIAGEN NV (a)	417,231	7,756,324
Thermo Fisher Scientific, Inc. (a)	459,344	18,727,455
		30,080,722
Pharmaceuticals - 2.5%
Ardea Biosciences, Inc. (a)	11,700	184,158
Aspen Pharmacare Holdings Ltd.	536,200	3,806,905
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	17,363,046
Piramal Healthcare Ltd.	2,988,356	19,491,591
		40,845,700
TOTAL HEALTH CARE		299,164,708
INDUSTRIALS - 5.5%
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	965,381
Blue Star Ltd.	294,080	2,098,592
		3,063,973
Commercial Services & Supplies - 0.6%
Cintas Corp.	296,377	6,769,251
Fuel Tech, Inc. (a)(d)	168,264	1,632,161
R.R. Donnelley & Sons Co.	53,328	619,671
Spice PLC	145,600	176,057
Taiwan Secom Co.	1,000	1,543
The Brink's Co.	39,357	1,142,534
		10,341,217
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	60,928	1,033,948
Electrical Equipment - 1.1%
Cooper Industries Ltd. Class A	362,314	11,249,850
Fortune Electric Co. Ltd.	498,750	492,527
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
PowerSecure International, Inc. (a)	86,339	$ 367,804
Q-Cells SE (a)(d)	300,300	6,107,847
		18,218,028
Industrial Conglomerates - 0.4%
Max India Ltd. (a)	1,402,637	6,227,414
Machinery - 1.9%
AGCO Corp. (a)	965,997	28,081,533
Bell Equipment Ltd. (a)	3,076	2,792
EVA Precision Industrial Holdings Ltd.	2,752,000	234,367
K-Tron International, Inc. (a)	16,300	1,298,784
Nippon Thompson Co. Ltd.	261,000	1,365,485
R. STAHL AG (d)	12,440	243,422
Uzel Makina Sanayi AS (a)	101,200	25,613
		31,251,996
Professional Services - 1.0%
Hays PLC	1,801,128	2,540,880
JobStreet Corp. Bhd	661,900	214,670
Manpower, Inc.	87,300	3,696,282
Michael Page International PLC	1,176,907	4,612,969
Randstad Holdings NV (a)	162,340	4,489,388
		15,554,189
Road & Rail - 0.2%
CSX Corp.	117,566	4,071,311
TOTAL INDUSTRIALS		89,762,076
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
BYD Electronic International Co. Ltd.	351,500	215,892
Comtech Telecommunications Corp. (a)	290,590	9,264,009
Juniper Networks, Inc. (a)	861,224	20,324,886
MIC Electronics Ltd.	470,196	360,402
Polycom, Inc. (a)	168,082	3,407,022
Sandvine Corp. (a)	420,600	480,954
ZTE Corp. (H Shares)	62,920	218,396
		34,271,561
Computers & Peripherals - 1.2%
ASUSTeK Computer, Inc.	575,164	745,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gemalto NV (a)	518,421	$ 17,932,484
Lenovo Group Ltd. ADR	2,700	20,304
		18,698,436
Electronic Equipment & Components - 0.5%
Ingenico SA (d)	235,868	4,499,588
Ingenico SA	87,700	1,673,028
Lumax International Corp. Ltd.	111,100	174,798
MTS Systems Corp.	85,592	1,767,475
Trimble Navigation Ltd. (a)	200	3,926
		8,118,815
Internet Software & Services - 3.6%
eBay, Inc. (a)	2,784,708	47,702,048
F@N Communications, Inc. (d)	76	110,448
GigaMedia Ltd. (a)	375,210	2,206,235
INFO Edge India Ltd.	2,147	27,859
LoopNet, Inc. (a)	190	1,473
Rediff.com India Ltd. sponsored ADR (a)	200	548
ValueClick, Inc. (a)	309,038	3,251,080
VeriSign, Inc. (a)	194,203	3,588,871
WebMD Health Corp. Class A (a)(d)	69,933	2,092,395
		58,980,957
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	497,818	22,113,076
Datacash Group PLC	46,800	213,271
Perot Systems Corp. Class A (a)	593,023	8,498,020
SRA International, Inc. Class A (a)	62,056	1,089,703
		31,914,070
Semiconductors & Semiconductor Equipment - 2.3%
Aixtron AG	294,340	3,616,748
Cree, Inc. (a)	250	7,348
Disco Corp. (d)	40,200	1,710,905
Kontron AG (d)	580,879	7,455,411
PMC-Sierra, Inc. (a)	1,627,953	12,958,506
Richtek Technology Corp.	333,400	2,095,164
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,433,000	8,884,600
Veeco Instruments, Inc. (a)	124,171	1,439,142
		38,167,824
Software - 7.0%
Autonomy Corp. PLC (a)	312,912	7,397,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
DemandTec, Inc. (a)	10,200	$ 89,760
Electronic Arts, Inc. (a)	172,822	3,753,694
Epicor Software Corp. (a)	195,015	1,033,580
Kingdee International Software Group Co. Ltd.	4,308,000	744,877
Longtop Financial Technologies Ltd. ADR (a)	1,063,400	26,117,104
Manhattan Associates, Inc. (a)	93,480	1,703,206
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	971,645	50,807,317
Solera Holdings, Inc. (a)	160,670	4,081,018
Ubisoft Entertainment SA (a)	688,700	16,755,955
Yedang Online Corp. (a)	52,957	353,102
		112,837,105
TOTAL INFORMATION TECHNOLOGY		302,988,768
MATERIALS - 6.0%
Chemicals - 1.0%
Asian Paints India Ltd.	133	3,308
FMC Corp.	118,473	5,603,773
Sensient Technologies Corp.	436,274	9,846,704
		15,453,785
Containers & Packaging - 0.9%
Ball Corp.	335,632	15,157,141
Metals & Mining - 4.1%
Africa Cellular Towers Ltd. (a)	800	112
Agnico-Eagle Mines Ltd. (Canada)	72,900	3,840,240
Barrick Gold Corp.	121,300	4,082,964
Centerra Gold, Inc. (a)	119,700	545,448
Eldorado Gold Corp. (a)	1,837,700	16,558,418
Franco-Nevada Corp.	11,000	264,431
Great Basin Gold Ltd. (a)	1,298,900	1,775,644
IAMGOLD Corp.	1,051,000	10,644,639
Kinross Gold Corp.	237,300	4,325,303
Lihir Gold Ltd. (a)	914,989	2,174,760
Minefinders Corp. Ltd. (a)	361,500	2,505,107
Newcrest Mining Ltd.	655,185	16,105,697
Northgate Minerals Corp. (a)	3,400	7,220
Yamana Gold, Inc.	409,533	3,640,763
		66,470,746
TOTAL MATERIALS		97,081,672
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
LG Dacom Corp.	29,820	$ 412,867
Verizon Communications, Inc.	814,598	25,032,597
		25,445,464
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	350,130	3,903,950
Multi-Utilities - 0.1%
Sempra Energy	35,300	1,751,939
TOTAL UTILITIES		5,655,889
TOTAL COMMON STOCKS (Cost $1,444,566,633)		1,490,378,057
Money Market Funds - 16.4%

Fidelity Cash Central Fund, 0.40% (b)	164,241,150	164,241,150
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	101,945,084	101,945,084
TOTAL MONEY MARKET FUNDS (Cost $266,186,234)		266,186,234
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $1,710,752,867)		1,756,564,291
NET OTHER ASSETS - (8.2)%		(133,736,887)
NET ASSETS - 100%		$ 1,622,827,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 318,231
Fidelity Securities Lending Cash Central Fund	1,068,722
Total	$ 1,386,953
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,841,492	$ 296,755,338	$ 86,154	$ -
Consumer Staples	124,854,588	124,854,588	-	-
Energy	102,298,129	102,298,129	-	-
Financials	146,285,271	144,679,639	1,605,632	-
Health Care	299,164,708	299,164,708	-	-
Industrials	89,762,076	89,736,463	-	25,613
Information Technology	302,988,768	302,988,768	-	-
Materials	97,081,672	97,081,672	-	-
Telecommunication Services	25,445,464	25,445,464	-	-
Utilities	5,655,889	5,655,889	-	-
Money Market Funds	266,186,234	266,186,234	-	-
Total Investments in Securities:	$ 1,756,564,291	$ 1,754,846,892	$ 1,691,786	$ 25,613
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(428,587)
Total Unrealized Gain (Loss)	435,539
Cost of Purchases	-
Proceeds of Sales	(23,299)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,758)
Ending Balance	$ 25,613
Total unrealized gain (loss) on investments held at June 30, 2009	$ (7)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
China	3.4%
Canada	3.0%
Cayman Islands	2.8%
India	2.5%
Japan	2.5%
Netherlands	1.9%
France	1.4%
Bermuda	1.3%
United Kingdom	1.3%
Germany	1.1%
Australia	1.0%
Switzerland	1.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $255,745,509 of which $2,736,559, $2,177,080 and $250,831,870 will expire on December 31, 2014, 2015 and 2016, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $124,591,539 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,335,155) - See accompanying schedule: Unaffiliated issuers (cost $1,444,566,633)	$ 1,490,378,057
Fidelity Central Funds (cost $266,186,234)	266,186,234
Total Investments (cost $1,710,752,867)		$ 1,756,564,291
Cash		63,553
Receivable for investments sold		4,595,533
Receivable for fund shares sold		2,893,989
Dividends receivable		834,593
Distributions receivable from Fidelity Central Funds		316,530
Prepaid expenses		8,118
Other receivables		64,227
Total assets		1,765,340,834

Liabilities
Payable for investments purchased	$ 36,247,591
Payable for fund shares redeemed	1,549,630
Accrued management fee	765,029
Distribution fees payable	469,052
Other affiliated payables	481,113
Other payables and accrued expenses	1,055,931
Collateral on securities loaned, at value	101,945,084
Total liabilities		142,513,430

Net Assets		$ 1,622,827,404
Net Assets consist of:
Paid in capital		$ 2,097,990,287
Accumulated net investment loss		(129,550)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(519,827,647)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,794,314
Net Assets		$ 1,622,827,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($599,758,731 ÷ 50,973,481 shares)	$ 11.77

Maximum offering price per share (100/94.25 of $11.77)	$ 12.49
Class T: Net Asset Value and redemption price per share ($346,196,504 ÷ 29,585,122 shares)	$ 11.70

Maximum offering price per share (100/96.50 of $11.70)	$ 12.12
Class B: Net Asset Value and offering price per share ($61,794,741 ÷ 5,393,455 shares)A	$ 11.46

Class C: Net Asset Value and offering price per share ($176,217,276 ÷ 15,374,225 shares)A	$ 11.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($438,860,152 ÷ 36,933,556 shares)	$ 11.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 8,259,320
Interest		217,351
Income from Fidelity Central Funds (including $1,068,722 from security lending)		1,386,953
Total income		9,863,624

Expenses
Management fee	$ 4,071,723
Transfer agent fees	2,395,953
Distribution fees	2,475,113
Accounting and security lending fees	252,921
Custodian fees and expenses	54,011
Independent trustees' compensation	5,642
Registration fees	62,052
Audit	52,448
Legal	1,840
Miscellaneous	16,551
Total expenses before reductions	9,388,254
Expense reductions	(18,442)	9,369,812
Net investment income (loss)		493,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(113,968,835)
Foreign currency transactions	(71,828)
Total net realized gain (loss)		(114,040,663)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,008,587)	305,219,976
Assets and liabilities in foreign currencies	6,471
Total change in net unrealized appreciation (depreciation)		305,226,447
Net gain (loss)		191,185,784
Net increase (decrease) in net assets resulting from operations		$ 191,679,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 493,812	$ (1,615,838)
Net realized gain (loss)	(114,040,663)	(380,147,058)
Change in net unrealized appreciation (depreciation)	305,226,447	(520,495,049)
Net increase (decrease) in net assets resulting from operations	191,679,596	(902,257,945)
Distributions to shareholders from net realized gain	-	(9,810,627)
Share transactions - net increase (decrease)	(13,188,053)	156,926,288
Total increase (decrease) in net assets	178,491,543	(755,142,284)

Net Assets
Beginning of period	1,444,335,861	2,199,478,145
End of period (including accumulated net investment loss of $129,550 and accumulated net investment loss of $623,362, respectively)	$ 1,622,827,404	$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	1.46	(6.68)	2.40	1.72	2.14	2.54
Total from investment operations	1.47	(6.67)	2.42	1.73	2.15	2.52
Distributions from net realized gain	-	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 11.77	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	14.27%	(39.30)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.21% A	1.22%	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.21% A	1.22%	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.21% A	1.21%	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.16% A	.04%	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,759	$ 515,659	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- L	(.03)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.44	(6.64)	2.38	1.72	2.13	2.54
Total from investment operations	1.44	(6.67)	2.37	1.71	2.11	2.51
Distributions from net realized gain	-	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 11.70	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	14.04%	(39.39)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.45% A	1.43%	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.45% A	1.42%	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.08)% A	(.18)%	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,197	$ 311,520	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.42	(6.54)	2.35	1.71	2.13	2.54
Total from investment operations	1.39	(6.64)	2.24	1.60	2.04	2.48
Distributions from net realized gain	-	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 11.46	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	13.80%	(39.73)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.96% A	1.99%	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.96% A	1.99%	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.96% A	1.98%	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.59)% A	(.74)%	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,795	$ 57,954	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.42	(6.55)	2.36	1.71	2.12	2.55
Total from investment operations	1.39	(6.65)	2.25	1.61	2.03	2.49
Distributions from net realized gain	-	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 11.46	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	13.80%	(39.77)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.95% A	1.98%	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.95% A	1.98%	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.95% A	1.97%	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.59)% A	(.73)%	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,217	$ 156,528	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.04	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	1.47	(6.72)	2.41	1.73	2.15	2.55
Total from investment operations	1.49	(6.68)	2.48	1.78	2.19	2.54
Distributions from net realized gain	-	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 11.88	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	14.34%	(39.13)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.96% A	.97%	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.96% A	.97%	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.96% A	.96%	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.41% A	.28%	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,860	$ 402,675	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	92% A	147% J	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 217,363,807
Unrealized depreciation	(190,508,622)
Net unrealized appreciation (depreciation)	$ 26,855,185
Cost for federal income tax purposes	$ 1,729,709,106

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $622,082,963 and $706,261,560, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 652,317	$ 24,651
Class T	.25%	.25%	772,242	9,492
Class B	.75%	.25%	281,297	211,669
Class C	.75%	.25%	769,257	105,130
			$ 2,475,113	$ 350,942

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 70,598
Class T	12,588
Class B*	90,889
Class C*	13,949
$ 188,024

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 873,082.33
Class T	500,395.32
Class B	94,182.33
Class C	254,028.33
Institutional Class	674,266.34
	$ 2,395,953

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,500 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,221 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

7. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,251 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $191.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Class A	$ -	$ 3,281,038
Class T	-	2,540,386
Class B	-	469,080
Class C	-	1,243,923
Institutional Class	-	2,276,200
Total	$ -	$ 9,810,627

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	8,667,691	18,557,405	$ 91,579,456	$ 267,136,517
Issued in exchange for shares of Capital One Appreciation Fund	-	3,880,198	$ -	$ 34,398,352
Reinvestment of distributions	-	201,758	-	3,142,674
Shares redeemed	(7,749,263)	(14,953,103)	(77,829,909)	(200,891,822)
Net increase (decrease)	918,428	7,686,258	$ 13,749,547	$ 103,785,721
Class T
Shares sold	4,350,386	8,214,261	$ 45,487,069	$ 115,421,159
Reinvestment of distributions	-	157,827	-	2,451,269
Shares redeemed	(5,134,407)	(13,148,619)	(51,875,892)	(181,330,780)
Net increase (decrease)	(784,021)	(4,776,531)	$ (6,388,823)	$ (63,458,352)
Class B
Shares sold	421,376	1,148,825	$ 4,364,660	$ 16,344,340
Reinvestment of distributions	-	28,723	-	440,199
Shares redeemed	(783,488)	(1,724,303)	(7,723,662)	(23,501,826)
Net increase (decrease)	(362,112)	(546,755)	$ (3,359,002)	$ (6,717,287)
Class C
Shares sold	1,893,214	4,298,119	$ 20,393,999	$ 59,645,555
Reinvestment of distributions	-	71,057	-	1,089,288
Shares redeemed	(2,058,423)	(5,543,829)	(20,088,782)	(69,824,386)
Net increase (decrease)	(165,209)	(1,174,653)	$ 305,217	$ (9,089,543)
Institutional Class
Shares sold	6,184,895	22,010,096	$ 66,088,734	$ 293,511,545
Reinvestment of distributions	-	132,644	-	2,080,444
Shares redeemed	(8,004,400)	(12,122,628)	(83,583,726)	(163,186,240)
Net increase (decrease)	(1,819,505)	10,020,112	$ (17,494,992)	$ 132,405,749

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 Class A shares and 98,152 Class B shares then outstanding (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
Company (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0809
1.801445.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Institutional Class

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 1,142.70	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,018.79	$ 6.06
Class T	1.45%
Actual		$ 1,000.00	$ 1,140.40	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class B	1.96%
Actual		$ 1,000.00	$ 1,138.00	$ 10.39
Hypothetical A		$ 1,000.00	$ 1,015.08	$ 9.79
Class C	1.95%
Actual		$ 1,000.00	$ 1,138.00	$ 10.34
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,143.40	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	3.3	2.7
Cerner Corp.	3.2	0.7
Shanda Interactive Entertainment Ltd. sponsored ADR	3.1	1.7
eBay, Inc.	3.0	0.1
Hasbro, Inc.	2.5	3.2
The Walt Disney Co.	2.4	1.1
Reinsurance Group of America, Inc.	2.0	2.2
Ross Stores, Inc.	2.0	2.2
Old Republic International Corp.	1.9	0.2
AGCO Corp.	1.7	1.6
	25.1
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	15.0
Health Care	18.4	19.9
Consumer Discretionary	18.3	19.6
Financials	9.0	7.1
Consumer Staples	7.7	11.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 91.8%		Stocks 95.2%
	Bonds 0.0%		Bonds 0.5%
	Short-Term Investments and Net Other Assets 8.2%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	25.9%	** Foreign investments	19.2%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.6%
Amerigon, Inc. (a)	83,098	$ 506,898
Autoliv, Inc.	30	863
China Automotive Systems, Inc. (a)(d)	43,253	237,892
Fuel Systems Solutions, Inc. (a)(d)	424,462	8,569,888
Gentex Corp.	20,533	238,183
Minth Group Ltd.	38,000	31,430
New Focus Auto Tech Holdings Ltd.	939,910	122,493
		9,707,647
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	11,355,000	2,051,252
Diversified Consumer Services - 0.1%
Benesse Corp.	35,200	1,410,412
Educomp Solutions Ltd.	10,364	822,826
		2,233,238
Hotels, Restaurants & Leisure - 1.9%
Interval Leisure Group, Inc. (a)	34,203	318,772
Jollibee Food Corp.	200	203
Kappa Create Co. Ltd.	109,200	2,251,219
McDonald's Corp.	57,500	3,305,675
Minor International PCL (For. Reg.)	464,420	108,401
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,608,514
Papa John's International, Inc. (a)	23,686	587,176
Shangri-La Asia Ltd.	250,000	370,973
Sonic Corp. (a)	177,428	1,779,603
Starbucks Corp. (a)	158,000	2,194,620
Starwood Hotels & Resorts Worldwide, Inc.	305,973	6,792,601
TAJ GVK Hotels & Resorts Ltd.	58,333	93,760
WMS Industries, Inc. (a)(d)	368,472	11,610,553
		31,022,070
Household Durables - 1.3%
Goldcrest Co. Ltd.	108,730	2,872,454
Tupperware Brands Corp.	628,841	16,362,443
Whirlpool Corp.	46,200	1,966,272
		21,201,169
Internet & Catalog Retail - 3.3%
Netflix, Inc. (a)(d)	1,299,210	53,709,331
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	1,687,839	40,913,217
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 2.5%
Cinemax India Ltd.	63,270	$ 61,282
Entertainment Network (India) Ltd. (a)	23,177	86,154
Eros International PLC (a)	331,700	766,703
SinoMedia Holding Ltd.	1,309,000	305,719
The Walt Disney Co.	1,648,563	38,460,975
		39,680,833
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	263,422	10,929,379
Aeropostale, Inc. (a)	293,414	10,055,298
Hot Topic, Inc. (a)	741,692	5,421,769
Inditex SA	213	10,209
Ross Stores, Inc.	831,392	32,091,731
Sally Beauty Holdings, Inc. (a)(d)	2,573,796	16,369,343
SAZABY, Inc.	109,600	1,570,021
TJX Companies, Inc.	428,582	13,483,190
Tsutsumi Jewelry Co. Ltd.	6,000	111,548
		90,042,488
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (d)	46,412	1,435,059
Daphne International Holdings Ltd.	2,134,000	1,123,462
Shenzhou International Group Holdings Ltd.	5,520,000	2,485,813
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	55,224	1,235,913
		6,280,247
TOTAL CONSUMER DISCRETIONARY		296,841,492
CONSUMER STAPLES - 7.7%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	357,031	15,113,122
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	295,042	9,509,204
Daikokutenbussan Co. Ltd.	16,300	289,165
Heng Tai Consumables Group Ltd. (a)	24,482,600	1,121,475
Kroger Co.	126,600	2,791,530
Plant Co. Ltd.	9,800	45,676
REI Six Ten Retail Ltd. (a)	79	1,758
Sugi Holdings Co. Ltd.	234,700	4,836,036
Wal-Mart Stores, Inc.	562,100	27,228,124
		45,822,968
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.9%
Britannia Industries Ltd.	10,968	$ 366,446
Campbell Soup Co.	100,014	2,942,412
Chiquita Brands International, Inc. (a)	135,570	1,390,948
ConAgra Foods, Inc.	281,460	5,364,628
Hormel Foods Corp.	496,480	17,148,419
Kellogg Co.	120,200	5,597,714
PureCircle Ltd. (a)	1,217,094	4,895,629
REI Agro Ltd.	1,060	1,720
Toyo Suisan Kaisha Ltd.	717,000	14,788,799
Want Want China Holdings Ltd.	17,676,000	9,989,920
		62,486,635
Personal Products - 0.1%
Concern Kalina OJSC sponsored ADR	30,300	349,764
Godrej Consumer Products Ltd.	44,723	154,681
Hengan International Group Co. Ltd.	198,000	927,418
		1,431,863
TOTAL CONSUMER STAPLES		124,854,588
ENERGY - 6.3%
Energy Equipment & Services - 6.2%
BJ Services Co.	724,800	9,879,024
Dresser-Rand Group, Inc. (a)	650,800	16,985,880
ENSCO International, Inc.	408,963	14,260,540
Helix Energy Solutions Group, Inc. (a)	280,134	3,045,057
Helmerich & Payne, Inc.	120,950	3,733,727
Nabors Industries Ltd. (a)	1,340,467	20,884,476
Newpark Resources, Inc. (a)	2,060,534	5,872,522
Noble Corp.	37,500	1,134,375
Parker Drilling Co. (a)	1,414,832	6,140,371
Patterson-UTI Energy, Inc.	287,363	3,695,488
Weatherford International Ltd. (a)	752,740	14,723,594
		100,355,054
Oil, Gas & Consumable Fuels - 0.1%
Forest Oil Corp. (a)	129,300	1,929,156
Oil Search Ltd.	3,164	13,919
		1,943,075
TOTAL ENERGY		102,298,129
Common Stocks - continued
	Shares	Value
FINANCIALS - 9.0%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	163,191	$ 3,960,646
Franklin Resources, Inc.	200	14,402
JAFCO Co. Ltd.	27,400	924,378
Janus Capital Group, Inc.	764,951	8,720,441
Marusan Securities Co. Ltd.	764,300	4,974,475
W.P. Carey & Co. LLC	92,873	2,319,968
		20,914,310
Commercial Banks - 0.8%
Bank of Baroda	169,433	1,605,632
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	112,300	689,522
The Jammu & Kashmir Bank Ltd.	101	1,057
Union Bank of India	2,154,477	10,923,537
		13,219,748
Insurance - 6.0%
Admiral Group PLC	59,816	856,135
AFLAC, Inc.	7,400	230,066
Axis Capital Holdings Ltd.	300	7,854
Old Republic International Corp.	3,153,959	31,066,496
Presidential Life Corp.	214,241	1,621,804
Progressive Corp. (a)	533,556	8,062,031
Protective Life Corp.	637,783	7,296,238
Reinsurance Group of America, Inc.	923,832	32,250,975
The Chubb Corp.	399,641	15,937,683
		97,329,282
Real Estate Investment Trusts - 0.5%
CapitaMall Trust	9,133,700	8,828,487
Real Estate Management & Development - 0.4%
Ayala Land, Inc.	3,521,280	592,242
Cyrela Commercial Properties SA Empreendimentos e Participações	220	966
Iguatemi Empresa de Shopping Centers SA	408,400	3,899,354
New World China Land Ltd.	2,364,400	1,314,928
Songbird Estates PLC Class B (a)	140,800	74,124
SPG Land (Holdings) Ltd.	283,000	109,915
		5,991,529
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	1,915
TOTAL FINANCIALS		146,285,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - 18.4%
Biotechnology - 0.6%
3SBio, Inc. sponsored ADR (a)	152,999	$ 1,260,712
Celera Corp. (a)	100	763
Grifols SA	379,541	6,702,691
Sangamo Biosciences, Inc. (a)(d)	53,268	263,144
Vanda Pharmaceuticals, Inc. (a)	79,100	931,007
		9,158,317
Health Care Equipment & Supplies - 4.6%
Abcam PLC	111,300	1,256,102
Angiodynamics, Inc. (a)	100	1,327
Becton, Dickinson & Co.	46,692	3,329,607
Boston Scientific Corp. (a)	477,163	4,838,433
Covidien PLC	144,789	5,420,900
Edwards Lifesciences Corp. (a)	224,659	15,283,552
Electro-Optical Sciences, Inc. (a)(d)	160,921	1,253,575
Kinetic Concepts, Inc. (a)	881,083	24,009,512
Masimo Corp. (a)	113,473	2,735,834
Meridian Bioscience, Inc.	36,300	819,654
Mingyuan Medicare Development Co. Ltd.	39,240,000	4,354,430
Quidel Corp. (a)	116,573	1,697,303
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,316,000	3,379,192
Steris Corp.	265,787	6,931,725
ThermoGenesis Corp. (a)	95,720	60,304
Vascular Solutions, Inc. (a)(d)	21,668	169,444
		75,540,894
Health Care Providers & Services - 2.7%
Centene Corp. (a)	339,535	6,783,909
Henry Schein, Inc. (a)	43,600	2,090,620
IPC The Hospitalist Co., Inc. (a)	107,868	2,878,997
Laboratory Corp. of America Holdings (a)	186,319	12,630,565
Medial Saude SA (a)	196,000	854,632
Message Co. Ltd. (d)	404	670,992
Quest Diagnostics, Inc.	165,200	9,322,236
ResCare, Inc. (a)	483,183	6,909,517
U.S. Physical Therapy, Inc. (a)	77,901	1,149,040
		43,290,508
Health Care Technology - 6.2%
Allscripts-Misys Healthcare Solutions, Inc. (d)	1,506,213	23,888,538
athenahealth, Inc. (a)	251,217	9,297,541
Cerner Corp. (a)(d)	833,754	51,934,537
Eclipsys Corp. (a)	580,525	10,321,735
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HLTH Corp. (a)	324,545	$ 4,251,540
Quality Systems, Inc.	9,738	554,676
		100,248,567
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc. (a)	100	839
Bio-Rad Laboratories, Inc. Class A (a)	23,112	1,744,494
Harvard Bioscience, Inc. (a)	468,762	1,851,610
QIAGEN NV (a)	417,231	7,756,324
Thermo Fisher Scientific, Inc. (a)	459,344	18,727,455
		30,080,722
Pharmaceuticals - 2.5%
Ardea Biosciences, Inc. (a)	11,700	184,158
Aspen Pharmacare Holdings Ltd.	536,200	3,806,905
Endo Pharmaceuticals Holdings, Inc. (a)	968,920	17,363,046
Piramal Healthcare Ltd.	2,988,356	19,491,591
		40,845,700
TOTAL HEALTH CARE		299,164,708
INDUSTRIALS - 5.5%
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	965,381
Blue Star Ltd.	294,080	2,098,592
		3,063,973
Commercial Services & Supplies - 0.6%
Cintas Corp.	296,377	6,769,251
Fuel Tech, Inc. (a)(d)	168,264	1,632,161
R.R. Donnelley & Sons Co.	53,328	619,671
Spice PLC	145,600	176,057
Taiwan Secom Co.	1,000	1,543
The Brink's Co.	39,357	1,142,534
		10,341,217
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	60,928	1,033,948
Electrical Equipment - 1.1%
Cooper Industries Ltd. Class A	362,314	11,249,850
Fortune Electric Co. Ltd.	498,750	492,527
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
PowerSecure International, Inc. (a)	86,339	$ 367,804
Q-Cells SE (a)(d)	300,300	6,107,847
		18,218,028
Industrial Conglomerates - 0.4%
Max India Ltd. (a)	1,402,637	6,227,414
Machinery - 1.9%
AGCO Corp. (a)	965,997	28,081,533
Bell Equipment Ltd. (a)	3,076	2,792
EVA Precision Industrial Holdings Ltd.	2,752,000	234,367
K-Tron International, Inc. (a)	16,300	1,298,784
Nippon Thompson Co. Ltd.	261,000	1,365,485
R. STAHL AG (d)	12,440	243,422
Uzel Makina Sanayi AS (a)	101,200	25,613
		31,251,996
Professional Services - 1.0%
Hays PLC	1,801,128	2,540,880
JobStreet Corp. Bhd	661,900	214,670
Manpower, Inc.	87,300	3,696,282
Michael Page International PLC	1,176,907	4,612,969
Randstad Holdings NV (a)	162,340	4,489,388
		15,554,189
Road & Rail - 0.2%
CSX Corp.	117,566	4,071,311
TOTAL INDUSTRIALS		89,762,076
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
BYD Electronic International Co. Ltd.	351,500	215,892
Comtech Telecommunications Corp. (a)	290,590	9,264,009
Juniper Networks, Inc. (a)	861,224	20,324,886
MIC Electronics Ltd.	470,196	360,402
Polycom, Inc. (a)	168,082	3,407,022
Sandvine Corp. (a)	420,600	480,954
ZTE Corp. (H Shares)	62,920	218,396
		34,271,561
Computers & Peripherals - 1.2%
ASUSTeK Computer, Inc.	575,164	745,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gemalto NV (a)	518,421	$ 17,932,484
Lenovo Group Ltd. ADR	2,700	20,304
		18,698,436
Electronic Equipment & Components - 0.5%
Ingenico SA (d)	235,868	4,499,588
Ingenico SA	87,700	1,673,028
Lumax International Corp. Ltd.	111,100	174,798
MTS Systems Corp.	85,592	1,767,475
Trimble Navigation Ltd. (a)	200	3,926
		8,118,815
Internet Software & Services - 3.6%
eBay, Inc. (a)	2,784,708	47,702,048
F@N Communications, Inc. (d)	76	110,448
GigaMedia Ltd. (a)	375,210	2,206,235
INFO Edge India Ltd.	2,147	27,859
LoopNet, Inc. (a)	190	1,473
Rediff.com India Ltd. sponsored ADR (a)	200	548
ValueClick, Inc. (a)	309,038	3,251,080
VeriSign, Inc. (a)	194,203	3,588,871
WebMD Health Corp. Class A (a)(d)	69,933	2,092,395
		58,980,957
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	497,818	22,113,076
Datacash Group PLC	46,800	213,271
Perot Systems Corp. Class A (a)	593,023	8,498,020
SRA International, Inc. Class A (a)	62,056	1,089,703
		31,914,070
Semiconductors & Semiconductor Equipment - 2.3%
Aixtron AG	294,340	3,616,748
Cree, Inc. (a)	250	7,348
Disco Corp. (d)	40,200	1,710,905
Kontron AG (d)	580,879	7,455,411
PMC-Sierra, Inc. (a)	1,627,953	12,958,506
Richtek Technology Corp.	333,400	2,095,164
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,433,000	8,884,600
Veeco Instruments, Inc. (a)	124,171	1,439,142
		38,167,824
Software - 7.0%
Autonomy Corp. PLC (a)	312,912	7,397,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
DemandTec, Inc. (a)	10,200	$ 89,760
Electronic Arts, Inc. (a)	172,822	3,753,694
Epicor Software Corp. (a)	195,015	1,033,580
Kingdee International Software Group Co. Ltd.	4,308,000	744,877
Longtop Financial Technologies Ltd. ADR (a)	1,063,400	26,117,104
Manhattan Associates, Inc. (a)	93,480	1,703,206
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	971,645	50,807,317
Solera Holdings, Inc. (a)	160,670	4,081,018
Ubisoft Entertainment SA (a)	688,700	16,755,955
Yedang Online Corp. (a)	52,957	353,102
		112,837,105
TOTAL INFORMATION TECHNOLOGY		302,988,768
MATERIALS - 6.0%
Chemicals - 1.0%
Asian Paints India Ltd.	133	3,308
FMC Corp.	118,473	5,603,773
Sensient Technologies Corp.	436,274	9,846,704
		15,453,785
Containers & Packaging - 0.9%
Ball Corp.	335,632	15,157,141
Metals & Mining - 4.1%
Africa Cellular Towers Ltd. (a)	800	112
Agnico-Eagle Mines Ltd. (Canada)	72,900	3,840,240
Barrick Gold Corp.	121,300	4,082,964
Centerra Gold, Inc. (a)	119,700	545,448
Eldorado Gold Corp. (a)	1,837,700	16,558,418
Franco-Nevada Corp.	11,000	264,431
Great Basin Gold Ltd. (a)	1,298,900	1,775,644
IAMGOLD Corp.	1,051,000	10,644,639
Kinross Gold Corp.	237,300	4,325,303
Lihir Gold Ltd. (a)	914,989	2,174,760
Minefinders Corp. Ltd. (a)	361,500	2,505,107
Newcrest Mining Ltd.	655,185	16,105,697
Northgate Minerals Corp. (a)	3,400	7,220
Yamana Gold, Inc.	409,533	3,640,763
		66,470,746
TOTAL MATERIALS		97,081,672
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
LG Dacom Corp.	29,820	$ 412,867
Verizon Communications, Inc.	814,598	25,032,597
		25,445,464
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	350,130	3,903,950
Multi-Utilities - 0.1%
Sempra Energy	35,300	1,751,939
TOTAL UTILITIES		5,655,889
TOTAL COMMON STOCKS (Cost $1,444,566,633)		1,490,378,057
Money Market Funds - 16.4%

Fidelity Cash Central Fund, 0.40% (b)	164,241,150	164,241,150
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	101,945,084	101,945,084
TOTAL MONEY MARKET FUNDS (Cost $266,186,234)		266,186,234
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $1,710,752,867)		1,756,564,291
NET OTHER ASSETS - (8.2)%		(133,736,887)
NET ASSETS - 100%		$ 1,622,827,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 318,231
Fidelity Securities Lending Cash Central Fund	1,068,722
Total	$ 1,386,953
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 296,841,492	$ 296,755,338	$ 86,154	$ -
Consumer Staples	124,854,588	124,854,588	-	-
Energy	102,298,129	102,298,129	-	-
Financials	146,285,271	144,679,639	1,605,632	-
Health Care	299,164,708	299,164,708	-	-
Industrials	89,762,076	89,736,463	-	25,613
Information Technology	302,988,768	302,988,768	-	-
Materials	97,081,672	97,081,672	-	-
Telecommunication Services	25,445,464	25,445,464	-	-
Utilities	5,655,889	5,655,889	-	-
Money Market Funds	266,186,234	266,186,234	-	-
Total Investments in Securities:	$ 1,756,564,291	$ 1,754,846,892	$ 1,691,786	$ 25,613
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 43,718
Total Realized Gain (Loss)	(428,587)
Total Unrealized Gain (Loss)	435,539
Cost of Purchases	-
Proceeds of Sales	(23,299)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,758)
Ending Balance	$ 25,613
Total unrealized gain (loss) on investments held at June 30, 2009	$ (7)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
China	3.4%
Canada	3.0%
Cayman Islands	2.8%
India	2.5%
Japan	2.5%
Netherlands	1.9%
France	1.4%
Bermuda	1.3%
United Kingdom	1.3%
Germany	1.1%
Australia	1.0%
Switzerland	1.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $255,745,509 of which $2,736,559, $2,177,080 and $250,831,870 will expire on December 31, 2014, 2015 and 2016, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $124,591,539 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,335,155) - See accompanying schedule: Unaffiliated issuers (cost $1,444,566,633)	$ 1,490,378,057
Fidelity Central Funds (cost $266,186,234)	266,186,234
Total Investments (cost $1,710,752,867)		$ 1,756,564,291
Cash		63,553
Receivable for investments sold		4,595,533
Receivable for fund shares sold		2,893,989
Dividends receivable		834,593
Distributions receivable from Fidelity Central Funds		316,530
Prepaid expenses		8,118
Other receivables		64,227
Total assets		1,765,340,834

Liabilities
Payable for investments purchased	$ 36,247,591
Payable for fund shares redeemed	1,549,630
Accrued management fee	765,029
Distribution fees payable	469,052
Other affiliated payables	481,113
Other payables and accrued expenses	1,055,931
Collateral on securities loaned, at value	101,945,084
Total liabilities		142,513,430

Net Assets		$ 1,622,827,404
Net Assets consist of:
Paid in capital		$ 2,097,990,287
Accumulated net investment loss		(129,550)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(519,827,647)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,794,314
Net Assets		$ 1,622,827,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($599,758,731 ÷ 50,973,481 shares)	$ 11.77

Maximum offering price per share (100/94.25 of $11.77)	$ 12.49
Class T: Net Asset Value and redemption price per share ($346,196,504 ÷ 29,585,122 shares)	$ 11.70

Maximum offering price per share (100/96.50 of $11.70)	$ 12.12
Class B: Net Asset Value and offering price per share ($61,794,741 ÷ 5,393,455 shares)A	$ 11.46

Class C: Net Asset Value and offering price per share ($176,217,276 ÷ 15,374,225 shares)A	$ 11.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($438,860,152 ÷ 36,933,556 shares)	$ 11.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 8,259,320
Interest		217,351
Income from Fidelity Central Funds (including $1,068,722 from security lending)		1,386,953
Total income		9,863,624

Expenses
Management fee	$ 4,071,723
Transfer agent fees	2,395,953
Distribution fees	2,475,113
Accounting and security lending fees	252,921
Custodian fees and expenses	54,011
Independent trustees' compensation	5,642
Registration fees	62,052
Audit	52,448
Legal	1,840
Miscellaneous	16,551
Total expenses before reductions	9,388,254
Expense reductions	(18,442)	9,369,812
Net investment income (loss)		493,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(113,968,835)
Foreign currency transactions	(71,828)
Total net realized gain (loss)		(114,040,663)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,008,587)	305,219,976
Assets and liabilities in foreign currencies	6,471
Total change in net unrealized appreciation (depreciation)		305,226,447
Net gain (loss)		191,185,784
Net increase (decrease) in net assets resulting from operations		$ 191,679,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 493,812	$ (1,615,838)
Net realized gain (loss)	(114,040,663)	(380,147,058)
Change in net unrealized appreciation (depreciation)	305,226,447	(520,495,049)
Net increase (decrease) in net assets resulting from operations	191,679,596	(902,257,945)
Distributions to shareholders from net realized gain	-	(9,810,627)
Share transactions - net increase (decrease)	(13,188,053)	156,926,288
Total increase (decrease) in net assets	178,491,543	(755,142,284)

Net Assets
Beginning of period	1,444,335,861	2,199,478,145
End of period (including accumulated net investment loss of $129,550 and accumulated net investment loss of $623,362, respectively)	$ 1,622,827,404	$ 1,444,335,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	1.46	(6.68)	2.40	1.72	2.14	2.54
Total from investment operations	1.47	(6.67)	2.42	1.73	2.15	2.52
Distributions from net realized gain	-	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 11.77	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	14.27%	(39.30)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.21% A	1.22%	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.21% A	1.22%	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.21% A	1.21%	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.16% A	.04%	.12%	.07%	.04% H	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 599,759	$ 515,659	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- L	(.03)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.44	(6.64)	2.38	1.72	2.13	2.54
Total from investment operations	1.44	(6.67)	2.37	1.71	2.11	2.51
Distributions from net realized gain	-	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 11.70	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	14.04%	(39.39)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.45% A	1.43%	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.45% A	1.42%	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.08)% A	(.18)%	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,197	$ 311,520	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.42	(6.54)	2.35	1.71	2.13	2.54
Total from investment operations	1.39	(6.64)	2.24	1.60	2.04	2.48
Distributions from net realized gain	-	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 11.46	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	13.80%	(39.73)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.96% A	1.99%	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.96% A	1.99%	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.96% A	1.98%	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.59)% A	(.74)%	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,795	$ 57,954	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	1.42	(6.55)	2.36	1.71	2.12	2.55
Total from investment operations	1.39	(6.65)	2.25	1.61	2.03	2.49
Distributions from net realized gain	-	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 11.46	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	13.80%	(39.77)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.95% A	1.98%	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.95% A	1.98%	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.95% A	1.97%	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.59)% A	(.73)%	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,217	$ 156,528	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	92% A	147% K	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.04	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	1.47	(6.72)	2.41	1.73	2.15	2.55
Total from investment operations	1.49	(6.68)	2.48	1.78	2.19	2.54
Distributions from net realized gain	-	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 11.88	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	14.34%	(39.13)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.96% A	.97%	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.96% A	.97%	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.96% A	.96%	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.41% A	.28%	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,860	$ 402,675	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	92% A	147% J	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 217,363,807
Unrealized depreciation	(190,508,622)
Net unrealized appreciation (depreciation)	$ 26,855,185
Cost for federal income tax purposes	$ 1,729,709,106

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $622,082,963 and $706,261,560, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 652,317	$ 24,651
Class T	.25%	.25%	772,242	9,492
Class B	.75%	.25%	281,297	211,669
Class C	.75%	.25%	769,257	105,130
			$ 2,475,113	$ 350,942

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 70,598
Class T	12,588
Class B*	90,889
Class C*	13,949
$ 188,024

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 873,082.33
Class T	500,395.32
Class B	94,182.33
Class C	254,028.33
Institutional Class	674,266.34
	$ 2,395,953

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,500 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,221 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

7. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,251 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $191.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Class A	$ -	$ 3,281,038
Class T	-	2,540,386
Class B	-	469,080
Class C	-	1,243,923
Institutional Class	-	2,276,200
Total	$ -	$ 9,810,627

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	8,667,691	18,557,405	$ 91,579,456	$ 267,136,517
Issued in exchange for shares of Capital One Appreciation Fund	-	3,880,198	$ -	$ 34,398,352
Reinvestment of distributions	-	201,758	-	3,142,674
Shares redeemed	(7,749,263)	(14,953,103)	(77,829,909)	(200,891,822)
Net increase (decrease)	918,428	7,686,258	$ 13,749,547	$ 103,785,721
Class T
Shares sold	4,350,386	8,214,261	$ 45,487,069	$ 115,421,159
Reinvestment of distributions	-	157,827	-	2,451,269
Shares redeemed	(5,134,407)	(13,148,619)	(51,875,892)	(181,330,780)
Net increase (decrease)	(784,021)	(4,776,531)	$ (6,388,823)	$ (63,458,352)
Class B
Shares sold	421,376	1,148,825	$ 4,364,660	$ 16,344,340
Reinvestment of distributions	-	28,723	-	440,199
Shares redeemed	(783,488)	(1,724,303)	(7,723,662)	(23,501,826)
Net increase (decrease)	(362,112)	(546,755)	$ (3,359,002)	$ (6,717,287)
Class C
Shares sold	1,893,214	4,298,119	$ 20,393,999	$ 59,645,555
Reinvestment of distributions	-	71,057	-	1,089,288
Shares redeemed	(2,058,423)	(5,543,829)	(20,088,782)	(69,824,386)
Net increase (decrease)	(165,209)	(1,174,653)	$ 305,217	$ (9,089,543)
Institutional Class
Shares sold	6,184,895	22,010,096	$ 66,088,734	$ 293,511,545
Reinvestment of distributions	-	132,644	-	2,080,444
Shares redeemed	(8,004,400)	(12,122,628)	(83,583,726)	(163,186,240)
Net increase (decrease)	(1,819,505)	10,020,112	$ (17,494,992)	$ 132,405,749

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Mid Cap Equity Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 3,880,198 shares of Class A of the Fund for 4,051,933 Class A shares and 98,152 Class B shares then outstanding (valued at $8.32 and $7.59, per share for Class A and Class B, respectively) of the Capital One Mid Cap Equity Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Mid Cap Equity Fund's net assets, including $57,811 of unrealized appreciation, were combined with the Fund's net assets of $1,217,046,098 for total net assets after the acquisition of $1,251,502,261.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0809
1.801447.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2009